UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10593

Morgan Stanley Institutional Fund of Hedge Funds LP

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited)

September 30, 2010

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds
Convertible Arbitrage
KBC Convertible Opportunities Fund L.P.	7/1/2002	$24,951	$36,278	0.00%
Lydian SPV Limited	12/1/2008	1,213,209	1,213	0.00

Total Convertible Arbitrage		1,238,160	37,491	0.00

Distressed
Avenue Asia Investments Delaware Statutory Trust	11/1/2007	58,167	14,124	0.00
Avenue Asia Investments L.P.	7/1/2002	3,381,698	5,701,211	0.40
Avenue Europe Investments, L.P.	8/1/2004	8,139,284	6,783,683	0.47
Cerberus International, Ltd.	12/1/2007	50,092,937	44,153,125	3.05
Cerberus International SPV, Ltd	11/1/2009	53,115,470	47,453,157	3.28

Total Distressed		114,787,556	104,105,300	7.20

Equity Long/Short - High Hedge
Ascend Partners Fund II LP	2/1/2010	20,000,000	20,396,391	1.41
Diamondback Partners, LP	3/1/2010	32,000,000	32,860,019	2.27
Millennium USA, L.P.	8/1/2008	77,504,465	91,816,612	6.35
Oceanic Hedge Fund	10/1/2009	20,000,000	18,967,551	1.31
Prism Partners III Leveraged, L.P.	6/1/2008	41,976,715	47,735,995	3.30

Total Equity Long/Short - High Hedge		191,481,180	211,776,568	14.64

Equity Long/Short - Opportunistic
Eminence Partners LP	12/1/2009	30,000,000	27,777,935	1.92
Highbridge Long/Short Equity Fund, L.P.	1/1/2005	19,922,447	29,157,653	2.02
Karsch Capital II, LP	5/1/2004	24,661,271	30,897,496	2.14
Lansdowne Global Financials Fund, L.P.	10/1/2004	20,911,535	42,764,267	2.96
Lansdowne UK Equity Fund, L.P.	5/1/2009	40,000,000	45,850,120	3.17

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2010

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)
Equity Long/Short - Opportunistic (continued)
Pelham Long/Short Fund LP	11/1/2009	$25,000,000	$26,932,152	1.86%
Seligman Tech Spectrum Fund LLC	9/1/2009	40,000,000	42,041,284	2.91
SR Global Fund L.P. - Emerging Markets Portfolio	1/1/2010	30,000,000	29,968,728	2.07
TPG-Axon Partners, LP	10/1/2007	67,163,116	59,640,707	4.12
Visium Special Holdings LLC	4/1/2009	2,119,767	4,241,224	0.29

Total Equity Long/Short - Opportunistic		299,778,136	339,271,566	23.46

Event Driven Credit
Chatham Asset Partners Special Situations Fund, L.P.	8/1/2010	28,000,000	28,016,285	1.94
Plainfield 2008 Liquidating LLC	1/1/2009	26,151,555	16,911,974	1.17
Plainfield 2009 Liquidating LLC	6/1/2009	53,520,082	28,394,967	1.97
Q Funding III, L.P.	7/1/2002	26,032,003	24,047,329	1.66
Silver Point Capital Fund, L.P.	6/1/2007	9,904,149	8,280,503	0.57

Total Event Driven Credit		143,607,789	105,651,058	7.31

Macro
Brevan Howard L.P.	8/1/2004	30,193,112	59,188,358	4.09
D.E. Shaw Oculus Fund, L.L.C.	11/1/2004	35,528,203	44,876,087	3.11
Discovery Global Opportunity Partners, L.P.	9/1/2009	27,500,000	35,837,396	2.48
GSA Composite Alpha Partners L.P.	9/1/2008	361,588	292,430	0.02
Meru US HFF, LP	12/1/2009	20,000,000	20,295,059	1.40
Moore Emerging Markets Fund Ltd.	6/1/2009	30,157,528	31,831,094	2.20
Pharo Macro Fund, Ltd.	4/1/2010	30,000,000	29,341,211	2.03
QFR Victoria Fund, Ltd.	10/1/2009	30,000,000	35,614,798	2.46
Tudor BVI Global Fund L.P. (The)	7/1/2010	18,000,000	18,651,056	1.29

Total Macro		221,740,431	275,927,489	19.08

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2010

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)
Multi-Strategy
Amaranth Partners L.L.C.	11/1/2004	$8,629,059	$1,541,363	0.11%
Citadel Wellington LLC	7/1/2002	24,952,507	45,870,050	3.17
D.E. Shaw Composite Fund, L.L.C.	9/1/2005	12,444,865	12,286,673	0.85
HBK Fund II L.P.	11/1/2009	19,045,738	30,507,150	2.11
HBK SLV L.P.	11/1/2009	1,401,272	2,389,198	0.16
KLS Diversified Fund LP	7/1/2010	25,000,000	25,697,527	1.78
Magnetar Capital Fund, LP	1/1/2008	6,816,837	5,617,967	0.39
Magnetar Capital Fund II LP	1/1/2010	53,183,163	48,372,170	3.34
OZ Domestic Partners, L.P.	7/1/2002	22,836,279	24,333,096	1.68
Perry Partners, L.P.	12/1/2006	2,020,230	1,267,014	0.09
Polygon Global Opportunities Fund LP	7/1/2005	33,816,197	24,436,500	1.69
QVT Associates II LP	7/1/2009	47,980,098	54,374,544	3.76
QVT Associates II Holdings Ltd.	7/1/2009	13,116,119	12,971,072	0.90

Total Multi-Strategy		271,242,364	289,664,324	20.03

Restructurings and Value
Castlerigg Onshore SPV	1/1/2009	1,516,308	1,259,441	0.09
Castlerigg Partners L.P.	5/1/2007	2,460,946	1,924,178	0.13
One East Partners, LP	8/1/2006	10,303,360	8,077,378	0.56
Owl Creek Overseas Fund, Ltd.	10/1/2009	35,000,000	34,797,541	2.40

Total Restructurings and Value		49,280,614	46,058,538	3.18

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2010

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)
Statistical Arbitrage
GSA Capital International Partners, L.P.	9/1/2008	$6,706,319	$8,333,881	0.58%
Two Sigma Spectrum U.S. Fund, LP	4/1/2010	20,000,000	21,406,567	1.48

Total Statistical Arbitrage		26,706,319	29,740,448	2.06

Total Investments in Investment Funds		1,319,862,549	1,402,232,782	96.96

Short-Term Investments
State Street Institutional Liquid Reserves Fund - Institutional Class 0.27%		89,949,820	89,949,820	6.22

Total Short-Term Investments		89,949,820	89,949,820	6.22

Total Investments in Investment Funds and Short-Term Investments		$1,409,812,369	1,492,182,602	103.18

Liabilities in excess of Other Assets			(45,948,107)	(3.18)

Total Partners’ Capital			$1,446,234,495	100.00%

Detailed information about all of the Investment Funds’ portfolios is not available.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2010

Strategy Allocation	Percent of Partners’ Capital
Equity Long/Short - Opportunistic	23.46%
Multi-Strategy	20.03
Macro	19.08
Equity Long/Short - High Hedge	14.64
Event Driven Credit	7.31
Distressed	7.20
Short-Term Investments	6.22
Restructurings and Value	3.18
Statistical Arbitrage	2.06
Convertible Arbitrage	0.00

Total Investments in Investment Funds and Short-Term Investments	103.18%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Directors (the “Board”) of Morgan Stanley Institutional Fund of Hedge Funds LP (the “Partnership”) has approved procedures pursuant to which the Partnership values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Partnership’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Valuations received from, or on behalf of, Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such valuations are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Partnership’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Partnership’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the valuation supplied by, or on behalf of, such Investment Fund and to determine independently the value of the Partnership’s interest in such Investment Fund, consistent with the Partnership’s fair valuation procedures.

Where no fair value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. In accordance with the Agreement, the Adviser values the Partnership’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Partnership’s investments may differ significantly from the values that would have been used had a ready market for the investments held by the Partnership been available.

Short-term investments are invested in a money market fund with the Partnership’s custodian, State Street Bank and Trust Company. Investments in money market funds are valued at net asset value.

Fair Value of Financial Instruments

The fair value of the Partnership’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Partnership would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Partnership uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Partnership’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including quoted prices for similar investments, fair value of investments for which the Partnership has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, short-term investments valued at amortized cost)

•

Level 3 – significant unobservable inputs (including the Partnership’s own assumptions in determining the fair value of investments, fair value of investments for which the Partnership does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Partnership are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Partnership to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Partnership’s policy is to recognize transfers between Levels 1, 2 or 3, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2010 to September 30, 2010, the Partnership did not have any transfers between Levels 1 and 2.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Partnership’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment Funds
Convertible Arbitrage	$—	$—	$37,491	$37,491
Distressed	—	—	104,105,300	104,105,300
Equity Long/Short - High Hedge	—	66,703,546	145,073,022	211,776,568
Equity Long/Short - Opportunistic	—	275,389,635	63,881,931	339,271,566
Event Driven Credit	—	28,016,285	77,634,773	105,651,058
Macro	—	275,635,059	292,430	275,927,489
Multi-Strategy	—	31,307,802	258,356,522	289,664,324
Restructurings and Value	—	34,797,541	11,260,997	46,058,538
Statistical Arbitrage	—	29,740,448	—	29,740,448

Total Investment Funds	$—	$741,590,316	$660,642,466	$1,402,232,782

Short-Term Investments	$—	$89,949,820	$—	$89,949,820

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Investment Funds
Balance as of December 31, 2009	$731,644,743
Net realized gain (loss)	(25,411,112)
Net change in unrealized appreciation/depreciation	47,747,195
Purchases	55,486,259
Distributions/sales	(176,155,691)
Transfers into Level 3*	143,807,999
Transfers out of Level 3*	(116,476,927)

Balance as of September 30, 2010	660,642,466

Net change in unrealized appreciation/depreciation from Level 3 investments still held as of September 30, 2010	$(3,747,633)

*	Transfers are due to changes in the Partnership’s ability to redeem investments, based on changes to the available redemption date for each applicable investment.

In January 2010, the Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements that added new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosure about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarified existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. Effective January 1, 2010 the Partnership adopted such amended guidance.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s third fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Fund of Hedge Funds LP

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	Principal Executive Officer
Date:	November 19, 2010

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	Principal Executive Officer
Date:	November 19, 2010

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	November 19, 2010